Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Foreign invested percentage	10.00%	10.00%
Annual after-tax profit, percentage	50.00%	50.00%
Statutory reserves	¥ 51,195	$ 7,147	¥ 50,705
Restricted net assets	¥ 429,573	$ 59,966	¥ 429,085